Employee Benefit Plans	12 Months Ended
Dec. 31, 2015
Employee Benefit Plans [Abstract]
Employee Benefit Plans

18.  Employee Benefit Plans

Stock Transactions

Stock Option Plans

The Company has incentive and nonqualified option plans, which allow for the grant of options to officers, employees and members of the Board of Directors.  Transactions under the Company’s stock option plans for 2015 and 2014 are summarized in the following table:

	Shares	Weighted average exercise price	Weighted average remaining contractual life in years	Aggregate intrinsic value
Outstanding at December 31, 2013	448,975	$6.70	5.6	$739,951
Options granted	46,000	8.16
Options exercised	(36,950)	4.33
Options forfeited	(9,119)	9.73
Options expired	(29,985)	10.16
Outstanding at December 31, 2014	418,921	$6.76	5.5	$1,257,968
Options granted	57,000	9.56
Options exercised	(525)	7.31
Options forfeited	-	-
Options expired	-	-
Outstanding at December 31, 2015	475,396	$7.09	5.1	$2,562,175
Exercisable at December 31, 2015	375,233	$6.65	4.1	$2,190,220

Grants under the Company’s incentive and nonqualified option plans generally vest over 3 years and must be exercised within 10 years of the date of grant.  The exercise price of each option is the market price on the date of grant.  As of December 31, 2015, 1,920,529 shares have been reserved for issuance upon the exercise of options, 475,396 option grants are outstanding, and 1,252,548 option grants have been exercised, forfeited or expired, leaving 192,585 shares available for grant.

The fair values of the options granted during 2015 and 2014 were estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions:

	For the years ended December 31,
	2015	2014
Number of options granted	57,000	46,000
Weighted average exercise price	$9.56	$8.16
Weighted average fair value of options	$3.61	$3.21
Expected life in years (1)	6.69	5.54
Expected volatility (2)	42.20%	45.32%
Risk-free interest rate (3)	1.89%	1.57%
Dividend yield (4)	1.39%	1.01%

(1)	The expected life of the options was estimated based on historical employee behavior and represents the period of time that options granted are expected to be outstanding.
(2)	The expected volatility of the Company’s stock price was based on the historical volatility over the period commensurate with the expected life of the options.
(3)	The risk-free interest rate is the U.S Treasury rate commensurate with the expected life of the options on the date of grant.
(4)	The expected dividend yield is the projected annual yield based on the grant date stock price.

Upon exercise, the Company issues shares from its authorized but unissued common stock to satisfy the options.  The following table presents information about options exercised during 2015 and 2014:

	For the twelve months ended December 31,
	2015	2014
Number of options exercised	525	36,950
Total intrinsic value of options exercised	$1,302	$157,406
Cash received from options exercised	-	70,405
Tax deduction realized from options exercised	520	62,868

The following table summarizes information about stock options outstanding and exercisable at December 31, 2015:

	Options outstanding			Options exercisable
Range of exercise prices	Options outstanding	Weighted average remaining contractual life (in years)	Weighted average exercise price	Options exercisable	Weighted average exercise price
$0.00 - 4.00	89,000	3.2	$3.85	89,000	$3.85
4.01 - 8.00	281,950	5.4	6.73	242,120	6.61
8.01 - 12.00	62,551	9.3	9.63	2,218	10.53
12.01 - 16.00	41,895	1.1	12.62	41,895	12.62
Total	475,396	5.1	$7.09	375,233	$6.65

FASB ASC Topic 718, “Compensation - Stock Compensation,” requires an entity to recognize the fair value of equity awards as compensation expense over the period during which an employee is required to provide service in exchange for such an award (vesting period).  Compensation expense related to stock options and the related income tax benefit for the years ended December 31, 2015 and 2014 are detailed in the following table:

	For the years ended December 31,
	2015	2014
Compensation expense	$147,905	$152,349
Income tax benefit	59,073	60,848

As of December 31, 2015, unrecognized compensation costs related to nonvested share-based compensation arrangements granted under the Company’s stock option plans totaled approximately $247 thousand.  That cost is expected to be recognized over a weighted average period of 2.0 years.

Restricted Stock Awards

Restricted stock is issued under the stock bonus program to reward employees and directors and to retain them by distributing stock over a period of time.  The following table summarizes nonvested restricted stock activity for the year ended December 31, 2015:

	Shares	Average grant date fair value
Nonvested restricted stock at December 31, 2014	77,750	$7.24
Granted	41,800	9.45
Cancelled	(2,000)	9.81
Vested	(36,750)	6.88
Nonvested restricted stock at December 31, 2015	80,800	$8.50

Restricted stock awards granted to date vest over a period of 4 years and are recognized as compensation to the recipient over the vesting period.  Unless the recipient makes an election to recognize all compensation on the grant date, the awards are recorded at fair market value at the time of grant and amortized into salary expense on a straight line basis over the vesting period.  As of December 31, 2015, 471,551 shares of restricted stock were reserved for issuance, of which 174,700 shares are available for grant.

Restricted stock awards granted during the years ended December 31, 2015 and 2014 were as follows:

	For the years ended December 31,
	2015	2014
Number of shares granted	41,800	17,500
Average grant date fair value	$9.45	$8.88

Compensation expense related to the restricted stock for the years ended December 31, 2015 and 2014 is detailed in the following table:

	For the years ended December 31,
	2015	2014
Compensation expense	$302,425	$245,428
Income tax benefit	120,788	98,024

As of December 31, 2015, there was approximately $582 thousand of unrecognized compensation cost related to nonvested restricted stock awards granted under the Company’s stock incentive plans.  That cost is expected to be recognized over a weighted average period of 2.6 years.

401(k) Savings Plan

The Bank has a 401(k) savings plan covering substantially all employees.  Under the Plan, an employee can contribute up to 80 percent of their salary on a tax deferred basis.  The Bank may also make discretionary contributions to the Plan.  The Bank contributed $312 thousand and $258 thousand to the Plan in 2015 and 2014, respectively.

Deferred Fee Plan

The Company has a deferred fee plan for Directors and executive management.  Directors of the Company have the option to elect to defer up to 100 percent of their respective retainer and Board of Director fees, and each member of executive management has the option to elect to defer 100 percent of their year end cash bonuses.  Director and executive deferred fees totaled $38 thousand in 2015 and $79 thousand in 2014, and the interest paid on deferred balances totaled $26 thousand in 2015 and $23 thousand in 2014. No fees were distributed in 2015 and 2014, respectively.

Benefit Plans

In addition to the 401(k) savings plan which covers substantially all employees, the Company established in 2015 an unfunded supplemental defined benefit plan to provide additional retirement benefits for the President and Chief Executive Officer (“CEO”) and an unfunded, nonqualified deferred compensation plan to provide additional retirement benefits for key executives.

On June 4, 2015, the Company approved the Supplemental Executive Retirement Plan (the “SERP”) pursuant to which the President and CEO is entitled to receive certain supplemental nonqualified retirement benefits.  Upon separation from service after age 66, the President and CEO will be entitled to an annual benefit in the amount of $156,000 payable in fifteen annual installments subject to annual 2% increases. The future payments are estimated to total $2.7 million.  A discount rate of 3.84% was used to calculate the present value of the benefit obligation.

The President and CEO commenced vesting to this retirement benefit on January 1, 2014, and shall vest an additional 3% each year until fully vested on January 1, 2024. In the event that the President and CEO’s separation from service from the Registrant were to occur prior to full vesting, the President and CEO would be entitled to and shall be paid the vested portion of the retirement benefit calculated as of the date of separation from service.  Notwithstanding the foregoing, upon a Change in Control, and provided that within 6 months following the Change in Control the President and CEO is involuntary terminated for reasons other than “cause” or the President and CEO resigns for “good reason”, as such is defined in the SERP, or the President and CEO voluntarily terminates his employment after being offered continued employment in a positions that is not a “Comparable Position”, as such is also defined in the SERP, the President and CEO shall become 100% vested in the full retirement benefit.

No contributions or payments have been made for the year 2015. The following table summarizes the components of the net periodic pension cost of the defined benefit plan recognized during the year ended December 31, 2015:

(In thousands)	For the year ended December 31, 2015
Service cost	$59
Interest cost	34
Amortization of prior service cost	83
Net periodic benefit cost	$176

The following table summarizes the changes in benefit obligations of the defined benefit plan recognized during the year ended December 31, 2015:

(In thousands)	For the year ended December 31, 2015
Benefit obligation, beginning of year	$-
Initial recognition of prior service cost	830
Service cost	59
Interest cost	34
Actuarial gain (loss)	-
Benefit obligation, end of year	$923

On October 22, 2015, the Company entered into an Executive Incentive Retirement Plan (the “Plan”) with key executive officers. The Plan has an effective date of January 1, 2015.

The Plan is an unfunded, nonqualified deferred compensation plan.  For any Plan Year, a guaranteed annual Deferral Award percentage of seven and one half percent (7.5%) of the participant’s annual base salary shall be credited to each Participant’s Deferred Benefit Account. A discretionary annual Deferral Award equal to seven and one half percent (7.5%) of the participant’s annual base salary may be credited to the Participant’s account in addition to the guaranteed Deferral Award, if the Bank exceeds the benchmarks set forth in the Annual Executive Bonus Matrix. The total Deferral Award shall never exceed fifteen percent (15%) for any given Plan Year. Each Participant shall be immediately one hundred percent (100%) vested in all Deferral Awards as of the date they are awarded.

As of December 31, 2015, the company had total expenses of $150 thousand.  The Plan is reflected on the Company’s balance sheet as accrued expenses.

Certain members of management are also enrolled in a split-dollar life insurance plan with a post retirement death benefit of $250 thousand.  Total expenses related to this plan were $5 thousand in 2015 and 2014, respectively.